INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022
Income tax (expense) recovery - current	$(2,240)	$33,959
Income tax expense - deferred	(25,899)	(189,179)
Income tax expense from continuing operations	$(28,139)	$(155,220)

Income tax expense from discontinued operations - current	$—	$(43,114)
Income tax recovery from discontinued operations - deferred	—	40,482
Income tax expense from discontinued operations	$—	$(2,632)
The tax on the Company’s income differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022
Income before income taxes from continuing operations	$149,963	$934,594
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	39,740	247,667
Non-taxable gains on investments	(1,310)	(1,739)
Non-taxable losses (gains) on derivative financial instruments	2,193	(38,058)
Foreign tax rate differential(1)	(6,862)	(52,151)
Other, including permanent differences(2)	(5,622)	(499)
Income tax expense from continuing operations	$28,139	$155,220
(1) The Company’s single-family rental business is subject to the U.S. ordinary income tax rate of 21%, resulting in a reduction in Tricon’s effective tax rate from the Canadian combined statutory income tax rate of 26.5%.
(2) Other permanent differences include $3,026 of adjustments related to prior tax returns filed as well as non-deductible share compensation, non-deductible debentures discount amortization and non-deductible interest expense.
The expected realization of deferred income tax assets and deferred income tax liabilities is as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Deferred income tax assets
Deferred income tax assets to be recovered after more than 12 months	$84,787	$75,062
Deferred income tax assets to be recovered within 12 months	—	—
Total deferred income tax assets	$84,787	$75,062

Deferred income tax liabilities
Deferred income tax liabilities reversing after more than 12 months	$629,090	$591,713
Deferred income tax liabilities reversing within 12 months	—	—
Total deferred income tax liabilities	$629,090	$591,713

Net deferred income tax liabilities	$544,303	$516,651
The movement of the deferred income tax accounts was as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Change in net deferred income tax liabilities
Net deferred income tax liabilities, beginning of year	$516,651	$364,744
Charge to the statement of comprehensive income	25,899	148,697
Charge to equity	1,944	1,945
Other	(191)	1,265
Net deferred income tax liabilities, end of year	$544,303	$516,651

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities were as follows:

(in thousands of U.S. dollars)	Investments	Long-term incentive plan accrual	Performance fees liability	Issuance costs	Net operating losses	Other	Total
Deferred income tax assets
At December 31, 2022	$—	$8,009	$9,091	$8,723	$43,926	$5,313	$75,062
Addition / (Reversal)	—	496	652	(3,148)	11,691	34	9,725
At December 31, 2023	$—	$8,505	$9,743	$5,575	$55,617	$5,347	$84,787

(in thousands of U.S. dollars)			Investments	Rental properties	Deferred placement fees	Other	Total
Deferred income tax liabilities
At December 31, 2022			$1,505	$589,720	$488	$—	$591,713
Addition / (Reversal)			2,974	34,542	(139)	—	37,377
At December 31, 2023			$4,479	$624,262	$349	$—	$629,090

The Company believes it will have sufficient future income to realize the deferred income tax assets.